Employee Benefits - Percentage of Assets Invested (Detail) - Pension Plan [Member]	Dec. 31, 2019	Dec. 31, 2018
U.S Plans [Member] | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	1.00%	1.00%
U.S Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	13.00%	25.00%
U.S Plans [Member] | Fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	86.00%	74.00%
U.S Plans [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	0.00%	0.00%
U.S Plans [Member] | Alternative and other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	0.00%	0.00%
Non-U.S. Plans [Member] | Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	1.00%	3.00%
Non-U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	14.00%	12.00%
Non-U.S. Plans [Member] | Fixed income [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	37.00%	36.00%
Non-U.S. Plans [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	8.00%	8.00%
Non-U.S. Plans [Member] | Alternative and other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of assets invested	40.00%	41.00%